Pension Plans - Schedule of Estimated Future Benefit Payments (Details) (10-K) - KRW (₩) ₩ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
2018	₩ 46,552	₩ 42,802
2019	60,381	55,189
2020	54,697	51,151
2021	59,070	54,757
2022	62,514	57,537
Thereafter	2,265,061	2,150,664
Total	₩ 2,548,275	₩ 2,412,100